UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/11

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  04/13/11
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   82

Form 13F Information Table Value Total:   115,114
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iShares Barclays Tips Bond Fun SHS BEN INT      464287176     1856 17000.000SH       SOLE                15950.000          1050.000
3M Company                     COM              88579y101      392     4190 SH       SOLE                     3690               500
AT&T Inc.                      COM              00206r102     1107    36170 SH       SOLE                    35370               800
Abbott Laboratories            COM              002824100     1867    38060 SH       SOLE                    36910              1150
Allergan                       COM              018490102     1435    20200 SH       SOLE                    18600              1600
America Movil ADR L            COM              02364W105      877    15100 SH       SOLE                    14800               300
Annaly Capital Mgmt            COM              035710409     1156    66250 SH       SOLE                    61750              4500
Ansys Inc                      COM              03662q105     2807    51800 SH       SOLE                    50600              1200
Apache Corp                    COM              037411105     3338    25500 SH       SOLE                    24200              1300
Apple Inc                      COM              037833100     4019    11531 SH       SOLE                    11081               450
Automatic Data Processing      COM              053015103     1619    31550 SH       SOLE                    31000               550
BHP Billiton ADR               COM              05545E209     1129    11780 SH       SOLE                    11130               650
Bank of America Corp           COM              060505104     1115    83648 SH       SOLE                    80648              3000
Bank of Montreal               COM              063671101      491     7550 SH       SOLE                     7450               100
Berkshire Hathaway A           COM              084670108     1253       10 SH       SOLE                        9                 1
Berkshire Hathaway B           COM              084670702     6531    78095 SH       SOLE                    74495              3600
Buckle Inc                     COM              118440106      846    20950 SH       SOLE                    20450               500
C.H. Robinson Worldwide        COM              12541w209     1090    14700 SH       SOLE                    14500               200
Canadian National Railway      COM              136375102     1543    20500 SH       SOLE                    19750               750
Canadian Natural Resources     COM              136385101      245     4950 SH       SOLE                     4750               200
Chevron                        COM              166764100     4129    38417 SH       SOLE                    36917              1500
Citigroup                      COM              172967101      206    46600 SH       SOLE                    46100               500
Con-Way Inc                    COM              205944101      236     6000 SH       SOLE                     5400               600
Cummins Inc                    COM              231021106     3450    31475 SH       SOLE                    29625              1850
Dentsply International         COM              249030107     1556    42056 SH       SOLE                    38856              3200
Du Pont (E.I.) De Nemours      COM              263534109      929    16900 SH       SOLE                    16200               700
EMC Corporation                COM              268648102     1220    45950 SH       SOLE                    44850              1100
Edison International           COM              281020107      250     6846 SH       SOLE                     6846
Ensco PLC ADR                  COM              29358Q109     1594    27560 SH       SOLE                    26160              1400
Expeditors Intl Wash           COM              302130109     4393    87606 SH       SOLE                    83756              3850
Express 1 Expedited Solutions  COM              30217Q108      591   278990 SH       SOLE                   273340              5650
Exxon Mobil                    COM              30231g102     4304    51164 SH       SOLE                    49214              1950
Flowserve                      COM              34354P105      887     6885 SH       SOLE                     6885
Freeport-McMoran Copper & Gold COM              35671d857      744    13400 SH       SOLE                    13200               200
Gabelli Global Gold Nat Res In COM              36244N109      359    19000 SH       SOLE                    17800              1200
Gafisa S.A. ADR                COM              362607301      828    64500 SH       SOLE                    63700               800
General Dynamics               COM              369550108     3412    44570 SH       SOLE                    42870              1700
General Electric Co            COM              369604103      651    32447 SH       SOLE                    28647              3800
Gentex                         COM              371901109     1068    35300 SH       SOLE                    34700               600
Goldman Sachs                  COM              38141g104      737     4650 SH       SOLE                     4650
Google Inc                     COM              38259P508     1259     2145 SH       SOLE                     2106                39
Home Depot Inc                 COM              437076102      361     9754 SH       SOLE                     9754
Honeywell Inc                  COM              438516106      239     4000 SH       SOLE                     4000
IBM                            COM              459200101     3080    18890 SH       SOLE                    18140               750
Johnson & Johnson              COM              478160104     1491    25157 SH       SOLE                    24132              1025
Kraft Foods                    COM              50075N104      354    11300 SH       SOLE                    10300              1000
L-3 Communications Hldgs       COM              502424104     1731    22100 SH       SOLE                    21900               200
Linear Technology Corporation  COM              535678106      408    12144 SH       SOLE                    11744               400
Lockheed Martin Corp           COM              539830109     1857    23100 SH       SOLE                    22300               800
Market Vectors Jr Gold Miners  COM              57060U589      278     7100 SH       SOLE                     7000               100
McDonalds Corp                 COM              580135101     3201    42075 SH       SOLE                    41175               900
Microsoft Corp                 COM              594918104      425    16750 SH       SOLE                    15750              1000
Mission West Properties        COM              605203108       88    13461 SH       SOLE                    11961              1500
Monsanto                       COM              61166W101     1340    18550 SH       SOLE                    18300               250
Mosaic Company                 COM              61945A107     2587    32850 SH       SOLE                    31350              1500
Pepsico Incorporated           COM              713448108     3085    47890 SH       SOLE                    46890              1000
Petroleo Brasileiro ADR        COM              71654V408      910    22500 SH       SOLE                    21900               600
Plum Creek Timber              COM              729251108     2590    59400 SH       SOLE                    56400              3000
PriceSmart Inc                 COM              741511109      305     8321 SH       SOLE                     8121               200
Procter & Gamble               COM              742718109      450     7300 SH       SOLE                     7250                50
Public Storage Inc             COM              74460d109     1963    17700 SH       SOLE                    17350               350
Rogers Corp                    COM              775133101      726    16120 SH       SOLE                    16120
SPDR Gold Trust                COM              78463v107      864     6175 SH       SOLE                     6175
SPDR S&P Dividend              COM              78464A763      993    18330 SH       SOLE                    17380               950
Sprint Nextel                  COM              852061100       67    14500 SH       SOLE                    14500
Starwood Property Trust        COM              85571B105      773    34650 SH       SOLE                    33550              1100
Stryker Corp                   COM              863667101     2583    42477 SH       SOLE                    40477              2000
Syngenta AG                    COM              87160A100      225     3450 SH       SOLE                     3450
Sysco                          COM              871829107      924    33350 SH       SOLE                    31350              2000
Target Corp                    COM              87612e106     1918    38350 SH       SOLE                    38050               300
Teck Resources                 COM              878742204      740    13954 SH       SOLE                    12954              1000
Teradata Corp                  COM              88076W103     2352    46400 SH       SOLE                    45900               500
Total Fina                     COM              89151E109      912    14950 SH       SOLE                    13900              1050
U.S. Bancorp                   COM              902973304     1102    41700 SH       SOLE                    39200              2500
Vale SA ADR                    COM              91912E105      475    14250 SH       SOLE                    12850              1400
Verizon Communications         COM              92343V104     1151    29859 SH       SOLE                    28659              1200
Vodafone Group ADR             COM              92857w209     2257    78515 SH       SOLE                    74915              3600
Wal-Mart Stores                COM              931142103      229     4400 SH       SOLE                     4400
Wells Fargo & Co               COM              949746101     1314    41451 SH       SOLE                    40251              1200
Western Digital                COM              958102105      248     6650 SH       SOLE                     6650
iShares Gold Trust ETF         COM              464285105      243    17300 SH       SOLE                    15600              1700
iShares Silver Trust           COM              46428q109      754    20500 SH       SOLE                    20500